Summary of Significant Accounting Policies - Additional Information (Details) (USD $)	9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Finite-Lived Intangible Assets
Reserve for estimated returns, discounts and allowances	$ 30,500,000		$ 24,700,000	$ 22,800,000
Revenue recognition period for lifetime extended warranties			3 years
Shipping and handling revenue			25,600,000	23,900,000	17,300,000
Reserve for uncollectible accounts	14,100,000		9,500,000	8,300,000
Amortization expense	9,000,000	7,100,000	9,500,000	7,900,000	4,200,000
Future Amortization Expense Recognized In Current Fiscal Year	13,000,000
Estimated annual amortization expense, 2013	14,200,000		8,800,000
Estimated annual amortization expense, 2014	12,800,000		7,900,000
Estimated annual amortization expense, 2015	11,400,000		7,100,000
Estimated annual amortization expense, 2016	10,500,000		6,300,000
Estimated annual amortization expense, 2017			6,000,000
Self-insurance reserve, total			44,100,000	37,400,000
Self-insurance reserve, current			21,500,000	18,200,000
Claims deposits			500,000	500,000
Percentage threshold to measure tax benefit			50.00%
Equity Method Investment, Ownership Percentage	49.00%
Equity method investment, ownership percentage of other investors	51.00%
Equity Method Investments	9,300,000
Self-insurance
Finite-Lived Intangible Assets
Outstanding letters of credit			37,100,000	31,800,000
Salvage Mechanical Products
Finite-Lived Intangible Assets
Standard warranty period	6 months		6 months
Remanufactured Engines
Finite-Lived Intangible Assets
Standard warranty period	3 years		3 years
Sator
Finite-Lived Intangible Assets
Intangible assets recognized	49,978,000
Euro Car Parts Holdings Limited
Finite-Lived Intangible Assets
Intangible assets recognized				43,723,000
Trade names and trademarks
Finite-Lived Intangible Assets
Intangible assets recognized			600,000	40,100,000
Trade names and trademarks | Minimum
Finite-Lived Intangible Assets
Useful life, years	10 years		10 years
Trade names and trademarks | Maximum
Finite-Lived Intangible Assets
Useful life, years	30 years		30 years
Trade names and trademarks | Sator
Finite-Lived Intangible Assets
Intangible assets recognized	24,700,000
Trade names and trademarks | Euro Car Parts Holdings Limited
Finite-Lived Intangible Assets
Intangible assets recognized				39,300,000
Customer relationships
Finite-Lived Intangible Assets
Intangible assets recognized			4,100,000	5,700,000
Customer relationships | Minimum
Finite-Lived Intangible Assets
Useful life, years	5 years		5 years
Customer relationships | Maximum
Finite-Lived Intangible Assets
Useful life, years	15 years		10 years
Customer relationships | Sator
Finite-Lived Intangible Assets
Intangible assets recognized	25,300,000
Covenants not to compete
Finite-Lived Intangible Assets
Intangible assets recognized			$ 600,000	$ 1,500,000
Covenants not to compete | Minimum
Finite-Lived Intangible Assets
Useful life, years	1 year		1 year
Covenants not to compete | Maximum
Finite-Lived Intangible Assets
Useful life, years	5 years		5 years